UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:          811-10339

          BlackRock Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal Income Trust
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock Municipal Income Trust (BFK)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—151.5%
		Alabama—2.5%
A2	$15,000	Huntsville Hlth. Care Auth., GO, Ser. B, 5.75%, 6/01/32	06/12 @ 101	$16,006,650

		Arizona—4.8%
AAA	7,225	Phoenix Civic Impvt. Corp., Civic Plaza Expansion Proj., 5.00%, 7/01/35, FGIC	7/15 @ 100	7,482,571
AA	15,805	Salt River Proj. Agricultral Impvt. & Pwr. Dist., Ser. A, 5.00%, 1/01/35	01/16 @ 100	16,520,809
A3	7,000	Scottsdale Ind. Dev. Auth., Scottsdale Hlth. Care Proj., 5.80%, 12/01/31	12/11 @ 101	7,478,310

				31,481,690

		California—16.3%
		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
BBB	54,635	Zero Coupon, 1/15/32	01/10 @ 27.37	11,888,576
BBB	20,535	Zero Coupon, 1/15/34	01/10 @ 24.228	3,951,755
BBB	75,000	Zero Coupon, 1/15/38	01/10 @ 19.014	11,306,250
		Golden St. Tobacco Sec. Corp.,
A-	22,365	Ser. A, 5.00%, 6/01/45	06/15 @ 100	22,584,848
BBB	10,000	Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	11,142,100
AAA	11,760	Los Angeles Dept. of Wtr. & Pwr. Sys., 5.00%, 7/01/31, FSA	07/15 @ 100	12,281,909
NR	3,500	Lincoln Spl. Tax, Cmnty. Facs. Dist., 6.00%, 9/01/34	09/13 @ 102	3,730,160
AAA	13,320	Los Angeles Regl. Arpt. Impvt. Corp. Lease Facs. Rev., LAXfuel Corp., L.A. Intl. Proj.,
		5.50%, 1/01/32, AMBAC	01/12 @ 100	13,954,831
NR	5,000	Murrieta Cmnty. Facs. Dist., Spl. Tax No. 2, The Oaks Impvt. Area A Proj., 6.00%, 9/01/34	09/14 @ 100	5,222,500
A+	5,000	Statewide Cmnty. Dev. Auth., Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,252,900
AAA	5,000	Univ. of California, Ser. C, 4.75%, 5/15/37, MBIA	05/13 @ 101	5,026,900

				106,342,729

		Colorado—1.4%
BBB	3,500	Denver Hlth. & Hosp. Auth., Hlth. Care Rev., Ser. A, 6.00%, 12/01/31	12/11 @ 100	3,655,015
Baa2	2,530	Park Creek Met. Dist. Rev., Ppty. Tax, 5.50%, 12/01/37	12/15 @ 101	2,605,723
AAA	2,545	Springs Utils. Rev., Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	2,614,198

				8,874,936

		District of Columbia—6.3%
		Georgetown Univ. Proj.,
AAA	15,600	Ser. A, Zero Coupon, 4/01/36, MBIA	04/11 @ 22.875	2,744,820
AAA	51,185	Ser. A, Zero Coupon, 4/01/37, MBIA	04/11 @ 21.546	8,478,795
A	2,390	Friendship Pub. Charter Sch., Inc. Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	2,413,900
BBB	25,535	Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11 @ 101	27,564,522

				41,202,037

		Florida—10.5%
NR	4,000	Bellalago Ed. Fac. Benefits Dist., Ser. B, 5.80%, 5/01/34	05/14 @ 100	4,070,960
NR	4,000	Bridgewater Cmnty. Dev. Dist., Spl. Assmt., Ser. A, 6.00%, 5/01/35	05/12 @ 101	4,114,760
NR	2,000	CFM Cmnty. Dev. Dist., Cap. Impvt., Ser. A, 6.25%, 5/01/35	05/14 @ 101	2,105,320
Baa3	4,600	Escambia Cnty., PCR, Champion Intl. Corp. Proj., 6.40%, 9/01/30	09/06 @ 102	4,779,768
NR	2,000	Heritage Isle at Viera Cmnty. Dev. Dist., Spl. Assmt., Ser. A, 6.00%, 5/01/35	05/12 @ 101	2,050,280
A+	9,670	Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/31	11/11 @ 101	10,449,789
BB+	9,000	Martin Cnty. Indl. Dev. Auth., Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25	03/06 @ 101	9,296,280
BB+	11,685	Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	13,093,977
AAA	3,680	Peace River/Manasota Regl. Wtr. Sply. Auth., 5.00%, 10/01/30, FSA	10/15 @ 100	3,843,208
NR	3,970	Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14 @ 100	4,150,953
NR	9,970	Vlg. Cmnty. Dev. Dist. No. 6, Spl. Assmt. Rev., 5.625%, 5/01/22	05/13 @ 100	10,142,979

				68,098,274

		Georgia—0.6%
BBB	4,000	Richmond Cnty. Dev. Auth., Env. Impvt. Rev., Intl. Paper Co. Proj., Ser. A, 6.00%, 2/01/25	02/12 @ 101	4,197,560

		Idaho—2.7%
AAA	16,970	Univ. of Idaho, Student Fee Hsg. Impvt. Proj., 5.40%, 4/01/41, FGIC	04/11 @ 100	17,760,802

1

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois—14.4%
			Bolingbrook,
AAA	$ 7,120		Ser. B, Zero Coupon, 1/01/33, FGIC	No Opt. Call	$1,924,963
AAA	14,085		Ser. B, Zero Coupon, 1/01/34, FGIC	No Opt. Call	3,607,591
NR	4,630	[3]	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	4,687,366
A+	7,145	[4,5]	Dev. Fin. Auth. Hosp. Rev., Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.65%, 11/15/09	N/A	7,749,824
Aa1	760		Edl. Facs. Auth. Rev., Bal Union Chicago Proj., Ser. A, 5.25%, 7/01/41	07/11 @ 101	798,745
			Edl. Facs. Auth., Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj.,
BBB	10,000		6.25%, 5/01/30	05/12 @ 101	10,845,400
BBB	7,000		6.25%, 5/01/34	05/07 @ 100	7,189,560
BB+	1,685		Fin. Auth. Rev., Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	1,691,892
			Fin. Auth. Student Hsg., MJH Ed. Asst. Living Proj.,
Baa2	2,100		Ser. A, 5.125%, 6/01/35	06/14 @ 100	2,083,557
Baa3	1,675		Ser. B, 5.375%, 6/01/35	06/14 @ 100	1,662,102
AA+	3,700		Fin. Auth., Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	3,927,402
			Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care Proj.,
A	5,000		5.50%, 1/01/22	01/13 @ 100	5,248,550
A	6,000		5.625%, 1/01/28	01/13 @ 100	6,291,540
AAA	40,000		Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place Expansion Proj.,
			Ser. A, Zero Coupon, 12/15/34, MBIA	No Opt. Call	10,258,400
			O’Hare Intl. Arpt.,
AAA	3,000		Ser. A, 5.00%, 1/01/29, MBIA	01/15 @ 100	3,113,460
AAA	4,000		Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	4,145,320
AAA	10,035		Ser. A, 5.00%, 1/01/33, FGIC	01/16 @ 100	10,367,359
AAA	7,645		Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	7,930,006

					93,523,037

			Indiana—6.0%
A+	9,000		Hlth. Fac. Fin. Auth., Methodist Hosp., Inc. Proj., 5.50%, 9/15/31	09/11 @ 100	9,252,900
			Petersburg, PCR, Pwr. & Lt. Conv.,
BBB+	10,000		5.90%, 12/01/24	08/11 @ 102	10,495,900
BBB+	16,000		5.95%, 12/01/29	08/11 @ 102	16,737,120
NR	2,470		Vincennes Econ. Dev., Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	2,464,689

					38,950,609

			Kentucky—1.4%
AAA	9,060		Hsg. Corp., Hsg. Rev., Ser. F, 5.45%, 1/01/32	07/11 @ 100	9,316,851

			Louisiana—1.8%
A	10,510		Local Gov’t. Env. Facs. & Cmnty. Dev. Auth. Cap. Projs. & Equip. Acquisition,
			6.55%, 9/01/25, ACA	No Opt. Call	11,674,298

			Maine—0.4%
AAA	2,750		Hlth. & Higher Edl. Fac. Auth., 5.00%, 7/01/29	07/15 @ 100	2,858,708

			Maryland—0.7%
BBB+	4,205		Hlth. & Higher Edl. Facs. Auth., Medstar Hlth. Proj., 5.50%, 8/15/33	08/14 @ 100	4,340,653

			Massachusetts—0.4%
AAA	2,500		Wtr. Res. Auth., Ser. B, 5.00%, 8/01/35	08/17 @ 100	2,615,800

			Mississippi—2.9%
A	18,680		Gulfport Hosp. Fac., Mem. Hosp. Gulfport Proj., Ser. A, 5.75%, 7/01/31	07/11 @ 100	19,175,954

			Multi-State—7.1%
			Charter Mac Equity Issuer Trust,
A3	1,000	[3]	Ser. A, 6.625%, 6/30/49	06/09 @ 100	1,071,950
A3	11,000	[3]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	11,604,450
A3	16,000	[3]	Ser. A-3, 6.80%, 10/01/52	10/14 @ 100	18,030,400
Baa1	6,500	[3]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	7,009,925
A3	8,000	[3]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	8,585,920

					46,302,645

			Nevada—0.8%
AAA	5,000		Clark Cnty. Arpt. Rev., Jet Aviation Fuel Tax Proj., Ser. C, 5.00%, 7/01/40, AMBAC	07/15 @ 100	5,120,450

			New Hampshire—0.6%
A+	3,500		Hlth. & Edl. Facs. Auth., Exeter Hosp. Proj., 5.75%, 10/01/31	10/11 @ 101	3,694,985

2

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New Jersey—7.4%
			Econ. Dev. Auth.,
BBB	$18,500		Cigarette Tax Rev., 5.75%, 6/15/29	06/14 @ 100	$19,635,715
B	15,410		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	15,297,353
Baa3	8,000		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	9,385,600
NR	3,680		Middlesex Cnty. Imprt. Auth., Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	3,640,661

					47,959,329

			New York—18.1%
NR	1,820		Albany Indl. Dev. Agcy., New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	1,720,228
AAA	5,375		Env. Facs. Corp., St. Clean Wtr. & Drinking Wtr. Rev., NYC Mun. Wtr. Proj., Ser. B, 5.00%, 6/15/31	06/12 @ 100	5,564,200
AA-	48,220		Liberty Dev. Corp. Proj., 5.25%, 10/01/35	No Opt. Call	53,513,591
AAA	7,115		Met. Transp. Auth. Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	7,354,989
			New York City Ind. Dev. Agcy.,
B-	27,400		American Airlines, JFK Intl. Arpt. Proj., 7.75%, 8/01/31	08/16 @ 101	28,513,536
B-	5,000		American Airlines, JFK Intl. Arpt. Proj., 8.00%, 8/01/28	08/16 @ 101	5,294,800
BBB	21,845		New York Cntys. Tobacco Trust III, Zero Coupon, 6/01/38	06/15 @ 26.186	3,325,683
			Sales Tax Asset Receivable Corp.,
AAA	7,000		Ser. A, 5.00%, 10/15/29, AMBAC	10/14 @ 100	7,326,200
AAA	5,075		Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	5,289,063

					117,902,290

			North Carolina—5.4%
NR	12,130		Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fin. Auth., 5.75%, 8/01/35	08/15 @ 100	12,724,491
AA+	21,460		Univ. of NC, Chapel Hill Rev., Ser. A, 5.00%, 12/01/34	12/15 @ 100	22,459,607

					35,184,098

			Ohio—9.6%
AAA	23,820		Air Qual. Dev. Auth., 4.80%, 1/01/34, FGIC	07/15 @ 100	23,998,412
BBB	14,500		Air Quality Dev. Auth., PCR, Cleveland Elec. Illuminating Co. Proj., Ser. B, 6.00%, 8/01/20	08/07 @ 102	15,112,335
AAA	10,000		Madeira City Sch. Dist., 5.00%, 12/01/32, MBIA	12/14 @ 100	10,404,700
NR	3,760		Pinnacle Cmnty. Infrastructure Fin. Auth. Facs., Ser. A, 6.25%, 12/01/36	12/14 @ 101	3,947,549
AAA	9,000		Wtr. Dev. Auth. Poll. Ctrl. Facs. Rev., Dayton Pwr. & Lt. Proj., Ser. A, 4.80%, 1/01/34, FGIC	07/15 @ 100	8,999,640

					62,462,636

			Oklahoma—1.2%
B-	7,175		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	7,567,329

			Pennsylvania—4.9%
			Econ. Dev. Fin. Auth.,
A3	6,500		Amtrak Proj., Ser. A, 6.375%, 11/01/41	05/11 @ 101	6,951,165
BB-	19,750		Exempt Facs. Rev., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36	12/09 @ 103	21,103,863
BBB+	4,000		Higher Edl. Facs. Auth., La Salle Univ. Proj., 5.50%, 5/01/34	05/13 @ 100	4,194,240

					32,249,268

			South Carolina—4.9%
			Jobs Econ. Dev. Auth. Hosp., Facs. Rev.,
BBB+	8,010	[4]	Palmetto Hlth. Proj., 6.875%, 8/01/27	N/A	9,562,899
BBB+	990		Palmetto Hlth. Proj., 6.875%, 8/01/27	08/13 @ 100	1,139,530
BBB+	5,075		Palmetto Hlth. Alliance Proj., Ser. A, 6.25%, 8/01/31	08/13 @ 100	5,490,490
			Lexington Cnty. Hlth. Svcs. Dist., Hosp. Rev.,
A	5,000		5.50%, 11/01/32	11/13 @ 100	5,276,700
A	10,000		5.75%, 11/01/28	11/13 @ 100	10,781,900

					32,251,519

			Tennessee—1.5%
AAA	20,825		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, Zero Coupon, 1/01/20, FSA	01/13 @ 67.474	9,968,303

			Texas—9.7%
			Affordable Hsg. Corp., Multi-Fam. Hsg. Rev.,
NR	4,435	[6,7]	Amer. Oppty. Hsg. Portfolio, Ser. B, 8.00%, 3/01/32	09/12 @ 102	665,250
BB-	6,410	[6]	So. Texas Pptys. Corp., Ser. B, 8.00%, 3/01/32	09/12 @ 102	6,046,489
BBB	945		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	1,038,631
AAA	3,805		Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11 @ 100	3,897,423
			Harris Cnty. Houston Sports Auth.,
AAA	12,580		Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	2,069,284
AAA	26,120		Ser. A-3, Zero Coupon, 11/15/37, MBIA	11/24 @ 46.545	4,677,831
AAA	5,000		Ser. H, Zero Coupon, 11/15/35, MBIA	11/31 @ 78.178	996,950
AAA	9,085		North Texas Tollway Auth., 5.00%, 1/01/40, FSA	01/15 @ 100	9,334,474

3

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Texas—(cont’d)
			Tpke. Auth., Central Sys. Rev.
AAA	$35,000		Zero Coupon, 8/15/32, AMBAC	08/12 @ 30.846	$ 7,938,700
AAA	62,325		Zero Coupon, 8/15/33, AMBAC	08/12 @ 28.997	13,280,211
AAA	65,040		Zero Coupon, 8/15/34, AMBAC	08/12 @ 27.31	13,041,821

					62,987,064

			Virginia—0.3%
AAA	8,105		Transp. Brd. Trust, Zero Coupon, 4/01/32, MBIA	04/12 @ 34.99	2,057,049

			Washington—0.4%
A-	2,190	[4]	Energy Northwest Wind Proj., Ser. B, 6.00%, 1/01/07	N/A	2,304,909

			West Virginia—0.3%
AAA	2,070		Econ. Dev. Auth., Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	2,152,759

			Wisconsin—6.2%
			Hlth. & Edl. Facs. Auth.,
A-	7,500		Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	8,270,550
AA-	13,750		Froedert & Cmnty. Hlth. Oblig. Proj., 5.375%, 10/01/30	10/11 @ 101	14,203,200
A	15,000	[4]	Wheaton Franciscan Svcs. Proj., 5.75%, 8/15/30	N/A	15,896,850
AAA	2,110		Pub. Pwr, Inc. Sys., Ser. A, 5.00%, 7/01/37, AMBAC	07/15 @ 100	2,178,680

					40,549,280

			Total Long-Term Investments (cost $939,868,093)		987,134,501

			SHORT-TERM INVESTMENTS—6.1%
			New York—1.6%
A-1+	10,000	[8]	New York St. Loc Govt Asst., 2.88%, 2/01/06, FRWD	N/A	10,000,000

			Ohio—1.2%
VMIG1	7,800	[8]	Hamilton Cnty. Hosp. Facs., Ser. A, 3.10%, 2/01/06, FRWD	N/A	7,800,000

			Puerto Rico—0.0%
A-1	100	[8]	Gov’t. Dev. Bank, 3.01%, 2/01/06, FRWD, MBIA	N/A	100,000

			Texas—0.0%
A-1+	50	[8]	Wtr. Dev. Board Rev., 2.90%, 2/01/06, FRDD	N/A	50,000

	Shares
	(000)

			Money Market Funds—3.3%
	21,550		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	21,550,000

			Total Short-Term Investments (cost $39,500,000)		39,500,000

			Total Investments—157.6% (cost $979,368,0939)		$1,026,634,501
			Other assets in excess of liabilities—0.0%		129,522
			Preferred shares at redemption value, including dividends payable—(57.6)%		(375,251,312)

			Net Assets Applicable to Common Shareholders—100%		$651,512,711

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2006, the Trust held 7.8% of its net assets, with a current market value of $50,990,011, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security, or a portion thereof, pledged as collateral with a value of $4,495,970 on 670 short U.S. Treasury Note futures contracts expiring March 2006 and 907 short U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on January 31, 2006 was $175,002,406, with an unrealized gain of $79,788.
[6]	Illiquid Security. As of January 31, 2006, the Trust held 1.0% of its net assets, with a current market value of $6,711,739.
[7]	Issuer is in default and/or bankruptcy.
[8]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of January 31, 2006.
[9]	Cost for Federal income tax purposes is $979,177,458. The net unrealized appreciation on a tax basis is $47,457,043, consisting of $52,727,648 gross unrealized appreciation and $5,270,605 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	PCR	—	Pollution Control Revenue
FRWD	—	Floating Rate Weekly Demand

4

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Municipal Income Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006